Cover	Nov. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity File Number	001-13007
Entity Registrant Name	CARVER BANCORP, INC.
Entity Central Index Key	0001016178
Entity Tax Identification Number	13-3904174
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	75 West 125th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10027-4512
City Area Code	212
Local Phone Number	360-8820
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CARV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false